TETON Westwood

Mighty MitesSM Fund

A series of The TETON Westwood Funds

SUMMARY PROSPECTUS January 28, 2022

Class AAA (WEMMX), A (WMMAX), C (WMMCX), I (WEIMX)

Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information (“SAI”), which contain more information about the Fund and its risks. You can find the Fund’s Prospectus and SAI and other information about the Fund online at www.gabelli.com. You can also get this information at no cost by calling 800-422-3554 or by sending an email request to info@gabelli.com. The Fund’s Prospectus and SAI, both dated January 28, 2022 are incorporated by reference into this Summary Prospectus.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (https://gabelli.com/), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Funds, you may call 800-422-3554 or send an email request to info@gabelli.com. Your election to receive reports on paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with the Funds.

Investment Objective

The Mighty Mites Fund seeks to provide long term capital appreciation by investing primarily in micro-capitalization equity securities.

Fees and Expenses of the Mighty Mites Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Mighty Mites Fund. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Mighty Mites Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” of the Mighty Mites Fund’s statutory prospectus, in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the statutory prospectus, and in the section entitled, “Purchase and Redemption of Shares” of the Mighty Mites Fund’s Statement of Additional Information (“SAI”).

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	0.15%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.41%	1.41%	2.16%	1.16%

Expense Example

This example is intended to help you compare the cost of investing in the Mighty Mites Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Mighty Mites Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Mighty Mites Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$144	$446	$771	$1,691
Class A Shares	$538	$828	$1,140	$2,023
Class C Shares	$319	$676	$1,159	$2,493
Class I Shares	$118	$368	$638	$1,409

You would pay the following expenses if you did not redeem your shares of the Mighty Mites Fund:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$144	$446	$771	$1,691
Class A Shares	$538	$828	$1,140	$2,023
Class C Shares	$219	$676	$1,159	$2,493
Class I Shares	$118	$368	$638	$1,409

Portfolio Turnover

The Mighty Mites Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mighty Mites Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Mighty Mites Fund’s performance. During the most recent fiscal year, the Mighty Mites Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Mighty Mites Fund primarily invests in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $500 million or less at the time of the Mighty Mites Fund’s initial investment.

The Mighty Mites Fund focuses on micro-cap companies which appear to be underpriced relative to their “private market value.” Private market value is the value which Gabelli Funds, LLC, the Mighty Mites Fund’s sub-adviser (the “Gabelli Sub-Adviser”), believes informed investors would be willing to pay to acquire a company. The Gabelli Sub-Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

Micro-cap companies may also be new or unseasoned companies which are in their very early stages of development. Micro-cap companies can also be engaged in new and emerging industries.

Micro-cap companies are generally not well-known to investors and have less of an investor following than larger companies. The Gabelli Sub-Adviser will attempt to capitalize on the lack of analyst attention to micro-cap stocks and the inefficiency of the micro-cap market.

The Mighty Mites Fund may also invest up to 25% of its total assets in foreign securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”), including in those of companies located in emerging markets. The Mighty Mites Fund may also invest in foreign debt securities.

Principal Risks

You may want to invest in the Fund if:

•	you are a long term investor
•	you seek long term growth of capital
•	you seek an exposure to the micro-cap market segment despite the potential volatility of micro-capitalization stocks

The Mighty Mites Fund’s share price will fluctuate with changes in the market value of the Mighty Mites Fund’s portfolio securities. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Mighty Mites Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.

Investing in the Mighty Mites Fund involves the following risks:

•

Consumer Discretionary Risk.    The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences and tastes, social trends, marketing campaigns and introduction of new consumer products.

•

Coronavirus (“COVID-19”) and Global Health Events.    COVID-19 and concerns about its rapid spread and infections have severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. These events could have a significant impact on the Fund’s performance, as well as the performance and viability of issuers in which it invests.

•

Equity Market Risk.    The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Mighty Mites Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Mighty Mites Fund’s securities goes down, your investment in the Mighty Mites Fund decreases in value.

•

Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

•

Industrials Risk.    Industrials companies are engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Industrials companies may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

•

Management Risk.    If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Mighty Mites Fund holds, then the value of the Mighty Mites Fund’s shares may decline.

•

Small- and Micro-Cap Company Risk.    Although small-cap and micro-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap and micro-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap and micro-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap and micro-cap company stock prices tend to rise and fall in value more than other stocks. The risks of investing in micro-cap stocks and companies are even greater than those of investing in small-cap companies.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Mighty Mites Fund by showing changes in the Mighty Mites Fund’s performance from year to year, and by showing how the Mighty Mites Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index as well as another relevant index. As with all mutual funds, the Mighty Mites Fund’s past performance (before and after taxes) does not predict how the Mighty Mites Fund will perform in the future. Updated information on the Mighty Mites Fund’s results can be obtained by visiting www.gabelli.com.

TETON WESTWOOD MIGHTY MITES FUND

(Total returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 28.37% (quarter ended December 31, 2020) and the lowest return for a quarter was (30.50)% (quarter ended March 31, 2020).

Average Annual Total Returns (for the years ended December 31, 2021, with maximum sales charge, if applicable)	Past One Year	Past Five Years	Past Ten Years
TETON Westwood Mighty Mites Fund Class AAA Shares
Return Before Taxes	21.97%	9.32%	11.59%
Return After Taxes on Distributions	18.01%	7.41%	10.20%
Return After Taxes on Distributions and Sale of Fund Shares	15.72%	7.10%	9.37%
TETON Westwood Mighty Mites Fund Class A Shares
Return Before Taxes	17.06%	8.22%	10.88%
Class C Shares
Return Before Taxes	19.98%	8.49%	10.75%
Class I Shares
Return Before Taxes	22.22%	9.59%	11.86%
Indexes (reflects no deduction for fees, expenses or taxes)
Dow Jones U.S. Micro-Cap Total Stock Market Index	10.18%	10.68%	12.31%
Lipper Small Cap Value Fund Average	33.82%	8.89%	11.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Mighty Mites Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Mighty Mites Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).

Management

The Adviser. Teton Advisors, LLC (previously Teton Advisors, Inc. — see MANAGEMENT OF THE FUNDS — The Adviser.)

The Sub-Adviser. Gabelli Funds, LLC

The Portfolio Managers. The Adviser has established an Investment Research Advisory Committee (the “Committee”), with respect to the Fund to be comprised of select individuals from the Adviser and Sub-Adviser. The Committee is ultimately responsible for the day-to-day management of the Fund’s portfolio and works with the team leaders in developing and executing the Fund’s investment program. The members of the Committee are as follows: Mario Gabelli, Kevin Kendra, Sara Wojda, Hendi Susanto, Wayne Plewniak, Nicholas Galluccio, James Dinsmore, Macrae Sykes, Brian Sponheimer, Joseph Gabelli, Thomas Dinsmore, Sarah Donnelly, Ashish Sinha, Gustavo Pifano, Damaris Flores-Hernandez, Marc Gabelli, Scott Butler, Tony Bancroft, Jeff Jonas, Ian Lapey, Timothy Winters, Robert Leininger, Thomas Browne, Jr., Brian Leonard, Michael Maloney, Brian Keeley, Edward S. Borland and Robert M. Goldsborough.

Certain members of the Committee are portfolio managers, as described herein, and the remainder operate as analysts in support of the portfolio management team. Team members collaborate to oversee the assets of the Fund utilizing the resources of the broad organization. While certain portfolio managers and analysts have a sector and geographic focus, each is a generalist, charged with generating ideas for any portfolio and any industry. Once an investment idea is generated, it faces the scrutiny of the research team, and must qualify under the Adviser’s strict investment criteria before it may be implemented for the Fund. This team approach reinforces the Adviser’s discipline, as each team member participates in the analysis and evaluation of every analyst’s ideas. Team members collaborate to manage the assets of the Fund. The composition of the Committee and any respective team may change from time to time.

The Mighty Mites Fund is overseen by members of the firm’s Global Micro Cap Smaller Companies Value Team which consists of the portfolio managers listed herein who are jointly and primarily responsible for the day-to-day management of the Fund and additional global analysts at the firm.

Mr. Mario J. Gabelli, CFA, Chief Investment Officer — Value Portfolios, has served as a portfolio manager of the Mighty Mites Fund since its inception on May 11, 1998. In the absence of a consensus among portfolio managers, Mario Gabelli has final decision-making authority for the Fund. Ms. Sarah Donnelly, Senior Vice President of Associated Capital Group, Inc., has served as a portfolio manager of the Mighty Mites Fund since April 7, 2017. Mr. Hendi Susanto has served as a portfolio manager of the Mighty Mites Fund since January 3, 2022. Mr. Joseph Gabelli has served as a portfolio manager of the Mighty Mites Fund since May 1, 2018.

Purchase and Sale of Fund Shares

The minimum initial investment for Class AAA, Class A, and Class C shares is $1,000. The minimum initial investment in an automatic monthly investment plan is $1,000.

Class I shares are available to investors with a minimum investment of $500,000 when purchasing shares directly through G.distributors, LLC, the Mighty Mites Fund’s distributor (“G.distributors” or the “Distributor”), or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares, and which have different minimum investment amounts. If you transact in Class I shares through a broker or financial intermediary, you may be required to pay a commission and/or other forms of compensation to the broker or financial intermediary. The Distributor reserves the right to waive or change minimum investment amounts. There is no minimum for subsequent investments.

You can purchase or redeem the Mighty Mites Fund’s shares on any day the New York Stock Exchange (“NYSE”) is open for trading (a “Business Day”). You may purchase or redeem Fund shares by written request via mail (The Gabelli Funds, P.O. Box 219204, Kansas City, MO 64121-9204), personal delivery or overnight delivery (The Gabelli Funds, c/o DST Asset Manager Solutions, Inc., 430 W 7th Street STE 219204, Kansas City, MO 64105-1407), Internet, bank wire, or Automated Clearing House (“ACH”) system. You may also purchase Mighty Mites Fund shares by telephone, if you have an existing account with banking instructions on file, or redeem at 800-GABELLI (800-422-3554).

Mighty Mites Fund shares can also be purchased or sold through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor. The broker-dealer or other financial intermediary will transmit these transaction orders to the Mighty Mites Fund on your behalf and send you confirmation of your transactions and periodic account statements showing your investments in the Mighty Mites Fund.

Tax Information

The Mighty Mites Fund expects that distributions will generally be taxable as ordinary income or long term capital gains to taxable investors.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Mighty Mites Fund through a broker-dealer or other financial intermediary (such as a bank), the Mighty Mites Fund and its related companies may pay the intermediary for the sale of Mighty Mites Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Mighty Mites Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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460 multi 2022